FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 86.7%
	AEROSPACE & DEFENSE — 1.1%
109,929	Ducommun, Inc.*	$13,586,125
	APPAREL & TEXTILE PRODUCTS — 3.9%
878,700	Levi Strauss & Co. - Class A	19,471,992
387,628	PVH Corp.	26,591,281
		46,063,273
	BANKING — 5.5%
323,282	Axos Financial, Inc.*	28,067,343
120,104	Five Star Bancorp	4,675,649
404,754	ServisFirst Bancshares, Inc.	32,789,122
		65,532,114
	COMMERCIAL SUPPORT SERVICES — 2.1%
305,956	CSG Systems International, Inc.	24,445,884
	CONSUMER SERVICES — 1.9%
1,055,661	Upbound Group, Inc.	22,643,928
	CONTAINERS & PACKAGING — 0.4%
363,852	Graphic Packaging Holding Co.	4,449,910
	ELECTRICAL EQUIPMENT — 2.8%
93,761	Littelfuse, Inc.	33,047,002
	ENGINEERING & CONSTRUCTION — 0.4%
43,519	Everus Construction Group, Inc.*	5,260,142
	FOOD — 1.5%
331,396	Darling Ingredients, Inc.*	17,617,011
	GAS & WATER UTILITIES — 9.5%
1,358,295	MDU Resources Group, Inc.	28,089,540
704,091	New Jersey Resources Corp.	38,189,896
1,228,590	UGI Corp.	45,961,552
		112,240,988
	INDUSTRIAL INTERMEDIATE PRODUCTS — 0.3%
102,635	L B Foster Co. - Class A*	3,153,974
	INDUSTRIAL SUPPORT SERVICES — 2.0%
258,539	MSC Industrial Direct Co., Inc. - Class A	24,261,300
	INSURANCE — 7.8%
675,283	CNO Financial Group, Inc.	28,233,582
415,832	Horace Mann Educators Corp.	18,092,850
750,524	RLI Corp.	46,772,656
		93,099,088
	INTERNET MEDIA & SERVICES — 1.1%
341,303	IAC, Inc.*	13,078,731
	MACHINERY — 11.5%
224,475	AGCO Corp.	30,640,837

FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY (Continued)
14,730	CSW Industrials, Inc.	$4,335,481
81,171	Graco, Inc.	7,623,580
173,045	JBT Marel Corp.	26,648,930
235,640	Oshkosh Corp.	40,063,513
394,682	Terex Corp.	27,150,175
		136,462,516
	PUBLISHING & BROADCASTING — 1.9%
631,707	Scholastic Corp.	21,964,452
	RETAIL - CONSUMER STAPLES — 4.2%
356,802	Ingles Markets, Inc. - Class A	30,363,850
264,656	Sprouts Farmers Market, Inc.*	19,550,139
		49,913,989
	RETAIL - DISCRETIONARY — 1.6%
347,996	Advance Auto Parts, Inc.	18,502,947
	SEMICONDUCTORS — 5.0%
332,713	Synaptics, Inc.*	27,102,801
1,735,006	Vishay Intertechnology, Inc.	32,479,312
		59,582,113
	SOFTWARE — 0.3%
125,731	Concentrix Corp.	4,123,977
	SPECIALTY FINANCE — 5.6%
204,989	First American Financial Corp.	14,371,779
941,532	MGIC Investment Corp.	24,978,844
213,043	Nelnet, Inc., Class A	27,580,547
		66,931,170
	TECHNOLOGY HARDWARE — 11.8%
249,675	Arrow Electronics, Inc.*	37,990,548
43,673	Fabrinet*	23,829,299
90,289	InterDigital, Inc.	33,093,627
284,230	TD SYNNEX Corp.	44,570,107
		139,483,581
	TECHNOLOGY SERVICES — 1.2%
154,904	Science Applications International Corp.	14,291,443
	WHOLESALE - DISCRETIONARY — 3.3%
232,171	ePlus, Inc.	18,726,913
677,440	G-III Apparel Group Ltd.	20,722,890
		39,449,803
	TOTAL COMMON STOCKS
	(Cost $716,249,826)	1,029,185,461

FPA Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 3.9%
605,802	Vanguard 0-3 Month Treasury Bill ETF	$45,810,747
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $45,682,494)	45,810,747
	SHORT-TERM INVESTMENTS — 10.7%
	MONEY MARKET INVESTMENTS — 10.7%
127,484,256	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.50%(a)	127,484,256
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $127,484,256)	127,484,256
	TOTAL INVESTMENTS — 101.3%
	(Cost $889,416,576)	1,202,480,464
	Liabilities in Excess of Other Assets — (1.3)%	(15,642,156)
	TOTAL NET ASSETS — 100.0%	$1,186,838,308

ETF – Exchange-Traded Fund

*Non-income producing security.
(a)The rate is the annualized seven-day yield at period end.